Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated of Revenue

A summary of the Company’s gross revenues disaggregated by major service lines for the years ended March 31, 2025 and 2024, respectively, are as follows:

	Fiscal Year Ended March 31, 2025		Fiscal Year Ended March 31, 2024
Service Type	Revenue (US$)	Percentage of Revenue	Revenue (US$)	Percentage of Revenue
Insurance brokerage services	7,840,658	93.5%	6,366,154	100.0%
Referral business	540,616	6.5%	—	0.0%
Total Revenue	8,381,274	100.0%	6,366,154	100.0%

Schedule of Depreciation Rate and Estimated Residual Value	The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil
The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil